FEDERATED ADJUSTABLE RATE SECURITIES FUND

Federated Investors Funds

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

May 17, 2019

EDGAR Operations Branch

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-4720

RE:       FEDERATED ADJUSTABLE RATE SECURITIES FUND (the “Fund”)

Institutional Shares

Service Shares

1933 Act File No. 2-98491

1940 Act File No. 811-4539

Dear Sir or Madam:

Post-Effective Amendment No. 55 under the Securities Act of 1933 and Amendment No. 54 under the Investment Company Act of 1940 to the Registration Statement of the above-referenced Fund is hereby electronically transmitted. This filing has been electronically redlined to indicate changes from the Fund’s currently effective Registration Statement.

As indicated on the facing page of the Amendment, the Registrant has specified that it is to become effective August 2, 2019 pursuant to the provisions of Rule 485(a) under the Securities Act of 1933. A Rule 485(a) filing is being made for the following reasons: The existing Institutional Shares will be re-designated as the new Service Shares; the existing Service Shares will be converted into the newly re-designated Service Shares on a tax-free basis and without any fee, load or charge to shareholders; and a new class of Institutional Shares will be created.

We respectfully request SEC comments on this Registration Statement within 45 days of the date of this filing.

If you have any questions on the enclosed material, please contact me at (724) 720-8832.

Very truly yours,

/s/ Christina Eifler

Christina Eifler

Paralegal

Enclosures